Reinsurance - Additional Information (Detail)	Dec. 31, 2013	Dec. 31, 2012
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables	86.90%
Non-affiliates
Effects of Reinsurance [Line Items]
Reinsurance recoverables	13.10%
Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverables	95.00%	98.00%